EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding at beginning of year	3,257,859
Amount of options, Granted	648,275
Amount of options, Exercised	(128,375)
Amount of options, Forfeited	(93,625)
Amount of options, Expired	(14,000)
Amount of options, Outstanding at end of year	3,670,134	3,257,859
Amount of options, Vested and expected to vest	3,523,329
Amount of options, exercisable at end of year	1,901,674
Weighted average exercise price, Outstanding at beginning of year	$ 4.23
Weighted average exercise price, Granted	4.20
Weighted average exercise price, Exercised	3.07
Weighted average exercise price, Forfeited	4.42
Weighted average exercise price, Expired	4.17
Weighted average exercise price, Options outstanding at end of year	4.25	$ 4.23
Weighted average exercise price, Vested and expected to vest	4.25
Weighted average exercise price, Option exercisable at end of year	$ 4.06
Weighted average remaining contractual term, Options outstanding (in years)	4 years 3 months 18 days	4 years 8 months 12 days
Weighted average remaining contractual term, Vested and expected to vest (in years)	4 years 3 months 18 days
Weighted average remaining contractual term, Options exercisable at end of year (in years)	3 years 2 months 12 days
Aggregate intrinsic value, Outstanding	$ 1,370	$ 2,440
Aggregate intrinsic value, Vested and expected to vest	1,315
Aggregate intrinsic value, Options exercisable at end of year	$ 1,004